Nature of Operations and Basis of Preparation - Schedule of Vessels Chartered (Detail)		12 Months Ended
	Oct. 25, 2017 USD ($)	Dec. 31, 2017 USD ($) Unit
OOCL [Member] | OOCL Qingdao [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		8,063
Year Built		2004
Purchase Date by GSL		2015-03
Charter Remaining Duration (years)		1 year 1 month 6 days
Daily Charter Rate | $		34.500
OOCL [Member] | OOCL Ningbo [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		8,063
Year Built		2004
Purchase Date by GSL		2015-09
Charter Remaining Duration (years)		9 months 18 days
Daily Charter Rate | $		34.500
CMA CGM [Member] | CMA CGM Matisse [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,262
Year Built		1999
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		2 years
Daily Charter Rate | $		15.300
CMA CGM [Member] | CMA CGM Utrillo [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,262
Year Built		1999
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		1 year 10 months 24 days
Daily Charter Rate | $		15.300
CMA CGM [Member] | Delmas Keta [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,207
Year Built		2003
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		8 months 12 days
Daily Charter Rate | $		7.800
CMA CGM [Member] | Julie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,207
Year Built		2002
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		8 months 12 days
Daily Charter Rate | $		7.800
CMA CGM [Member] | Kumasi [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,207
Year Built		2002
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		3 years
Daily Charter Rate | $		9.800
CMA CGM [Member] | Marie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,207
Year Built		2002
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		3 years
Daily Charter Rate | $		9.800
CMA CGM [Member] | CMA CGM La Tour [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,272
Year Built		2001
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		2 years
Daily Charter Rate | $		15.300
CMA CGM [Member] | CMA CGM Manet [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,272
Year Built		2001
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		1 year 10 months 24 days
Daily Charter Rate | $		15.300
CMA CGM [Member] | CMA CGM Alcazar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		5,089
Year Built		2007
Purchase Date by GSL		2008-01
Charter Remaining Duration (years)		3 years
Daily Charter Rate | $		33.750
CMA CGM [Member] | CMA CGM Chateau d'lf [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		5,089
Year Built		2007
Purchase Date by GSL		2008-01
Charter Remaining Duration (years)		3 years
Daily Charter Rate | $		33.750
CMA CGM [Member] | CMA CGM Thalassa [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		11,040
Year Built		2008
Purchase Date by GSL		2008-12
Charter Remaining Duration (years)		8 years
Daily Charter Rate | $		47.200
CMA CGM [Member] | CMA CGM Jamaica [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		4,298
Year Built		2006
Purchase Date by GSL		2008-12
Charter Remaining Duration (years)		5 years
Daily Charter Rate | $		25.350
CMA CGM [Member] | CMA CGM Sambhar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		4,045
Year Built		2006
Purchase Date by GSL		2008-12
Charter Remaining Duration (years)		5 years
Daily Charter Rate | $		25.350
CMA CGM [Member] | CMA CGM America [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		4,045
Year Built		2006
Purchase Date by GSL		2008-12
Charter Remaining Duration (years)		5 years
Daily Charter Rate | $		25.350
CMA CGM [Member] | CMA CGM Berlioz [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		6,621
Year Built		2001
Purchase Date by GSL		2009-08
Charter Remaining Duration (years)		3 years 8 months 12 days
Daily Charter Rate | $		34.000
CMA CGM [Member] | GSL Tianjin [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		8,063
Year Built		2005
Purchase Date by GSL		2014-10
Charter Remaining Duration (years)		10 months 24 days
Daily Charter Rate | $	13,000	13.000